SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Amortization of debt discount	$ 16,973	$ 9,350
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible promissory notes, balance	2,014,617	2,005,267
Issuances
Conversions	(406,837)
Debt discount	(33,824)
Amortization of debt discount	16,973	9,350
Conversions	333,824
Conversions	(50,000)
Convertible promissory notes, balance	$ 1,874,753	$ 2,014,617